CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
25.	CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the years ended December 31, 2013, 2012 and 2011, the customers who accounted for 10% or more of the Company’s revenues at the period-end are presented as follows:

	Year ended December 31, 2013
		Percentage of
	Revenues	revenues
Customer A	$6,098,923	14%
Customer B	4,753,461	11%
Customer C	4,272,985	10%
	$15,125,369	35%

	Year ended December 31, 2012
		Percentage of
	Revenues	revenues
Customer A	$6,283,257	14%
Customer B	4,764,066	11%
Customer C	4,351,667	10%
	$15,398,990	35%

	Year ended December 31, 2011
		Percentage of
	Revenues	revenues
Customer A	$6,864,028	13.0%
Customer B	6,701,160	12.7%
Customer C	5,463,218	10.0%
Customer D	5,384,537	10.0%
	$24,412,943	45.7%

All of the customers mentioned above are located in the PRC.

(b)	Major vendors

For the years ended December 31, 2013, 2012 and 2011, the customers who accounted for 10% or more of the Company’s purchases at the period-end are presented as follows:

	Year ended December 31, 2013
		Percentage of
	Purchases	purchases
Vendor A	$4,543,035	28%
Vendor B	4,134,982	25%
Vendor C	3,693,719	23%
	$12,371,736	76%

	Year ended December 31, 2012
		Percentage of
	Purchases	purchases
Vendor A	$5,073,101	26%
Vendor B	5,055,048	25%
Vendor C	3,206,274	16%
	$13,334,423	67%

	Year ended December 31, 2011
		Percentage of
	Purchases	purchases
Vendor A	$11,757,680	48.0%
Vendor B	6,463,616	24.0%
Vendor C	5,567,582	20.0%
	$23,788,878	92.0%

All of the vendors mentioned above are located in the PRC.

(c)
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company performs ongoing credit evaluations of its customers' financial condition, but does not require collateral to support such receivables.

(d)	Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in RMB and a significant portion of the assets and liabilities are denominated in RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and RMB. If the RMB depreciates against US$, the value of the RMB revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.